Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Carrying Amounts of Right-to-Use Assets

Carrying amounts of right-to-use assets and change during the period:

Office lease
USD thousands
Balance as of January 1, 2025	164
Depreciation on right-to-use assets	(200)
Extension of a new lease agreement	258
Balance as of December 31, 2025	222

Balance as of January 1, 2024	316
Depreciation on right-to-use assets	(152)
Balance as of December 31, 2024	164

Schedule of Maturity Analysis of the Company's Lease Liabilities	Maturity analysis of the Company’s lease liabilities
	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Less than one year	244	183
One to two years	-	-

Total	244	183

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
	2025	2024
	USD thousands	USD thousands
Interest expenses on lease liability	35	23